CUNA MUTUAL INSURANCE SOCIETY
                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT

                                   SUPPLEMENT
                              DATED AUGUST 31, 2010

                                       TO

                         MEMBERS(R) VARIABLE ANNUITY III

        PROSPECTUS DATED MAY 1, 2010, AS SUPPLEMENTED AS OF JUNE 28, 2010

This supplement updates the prospectus for the variable annuity contract listed above, and contains information that you should read and maintain for future reference.

REVISED "FINANCIAL HIGHLIGHTS" SECTIONS

The following rows in Appendix A on Page A-2 are deleted and replaced with the following:

------------------------------------------------------------------------------------
Ultra Series Mid Cap Class I(6)
  2004                                $ 9.72(1)    $10.82      11.40%(2)      53,327
  2005                                 10.82        11.62       7.36%        814,644
  2006                                 11.62        12.78       9.95%      1,610,620
  2007                                 12.78        13.68       7.07%      1,707,968
  2008                                 13.68         7.17     (47.59)%     1,571,400
  2009                                  7.17        10.43      45.39%      1,441,262
------------------------------------------------------------------------------------
Ultra Series Mid Cap Class II(6)
  2009                                $ 9.85(7)     12.31      25.00%(2)     136,020
------------------------------------------------------------------------------------

Footnote 6 on Page A-3 is deleted and replaced with the following:

(6)Effective as of the close of business on April 30, 2010, the Ultra Series Mid Cap Growth Class I, Ultra Series Mid Cap Growth Class II, Ultra Series Small Cap Growth Class I, Ultra Series Small Cap Growth Class II, Ultra Series Global Securities Class I and Ultra Series Global Securities Class II Subaccounts reorganized into the Ultra Series Mid Cap Value Class I, Ultra Series Mid Cap Value C lass II, Ultra Series Small Cap Value Class I, Ultra Series Small Cap Value Class II, Ultra Series International Stock Class I and Ultra Series International Stock Class II Subaccounts, respectively. Subsequently, the Ultra Series Mid Cap Value and Ultra Series Small Cap Value Subaccounts changed their names to Ultra Series Mid Cap and Ultra Series Small Cap Subaccounts, respectively. The Ultra Series Mid Cap Subaccounts' performance prior to May 1, 2010 is based on their accounting predecessors, the Ultra Series Mid Cap Growth Subaccounts. The unit value information has been restated to reflect the conversion ration of 1.02920835 and 1.01561099, respectively.

Footnote 7 on Page A-4 is deleted and replaced with the following:

(7)The inception date was May 1, 2009, with all Subaccounts starting with a $10.00 unit price.

The following rows in Appendix A on Pages A-4 through A-5 are deleted and replaced with the following:

-----------------------------------------------------------------------------------------------
Ultra Series Conservative Allocation Class II
  2009                                              $10.00(4)     10.99     9.90%(2)      3,842
Ultra Series Moderate Allocation Class II
  2009                                              $10.00(4)     11.33    13.30(2)      24,360
Ultra Series Aggressive Allocation Class II
  2009                                              $10.00(4)    $10.00     0.00(2)           -
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
Ultra Series Money Market Class II
  2009                                              $10.00(4)    $10.00      0.00(2)          -
Ultra Series Bond Class II
  2009                                              $10.00(4)    $10.40      4.00%(2)     8,932
Ultra Series High Income Class II
  2009                                              $10.00(4)    $11.11     11.10%(2)     1,256
Ultra Series Diversified Income Class II
  2009                                              $10.00(4)    $11.08     10.80%(2)     5,765
Ultra Series Large Cap Value Class II
  2009                                              $10.00(4)    $11.56    $15.60(2)      1,946
Ultra Series Large Cap Growth Class II
  2009                                              $10.00(4)    $11.39    $13.90%(2)     3,659
Ultra Series Mid Cap Class I(5)
  2007                                              $10.18(1)    $ 9.91     (2.70)%(2)   10,432
  2008                                                9.91         5.17    (47.79)%      42,775
  2009                                                5.17         7.47     44.49%       43,072
Ultra Series Mid Cap  Class II(5)
  2009                                              $ 9.86(4)    $11.61     17.70%(2)       899
Ultra Series Small Cap Class I(5)
  2007                                              $10.00(1)    $ 9.79     (2.10)%(2)    7,842
  2008                                                9.79         7.16    (26.86)%      20,703
  2009                                                7.16         9.25     29.19%       19,885
Ultra Series Small Cap Class II(5)
  2009                                              $10.00(4)    $12.09     20.90%(2)       323
Ultra Series International Stock Class I(5)
  2007                                              $10.00(1)    $ 9.87     (1.30)%(2)   19,251
  2008                                                9.87         5.95    (39.72)%      71,804
  2009                                                5.95         7.47     25.55%       71,086
Ultra Series International Stock Class II(5)
  2009                                              $10.00(4)    $11.42     14.20%(1)     2,175
-----------------------------------------------------------------------------------------------

Footnotes 1 and 4 on Page A-6 are deleted and replaced with and a Footnote 5 is added with the following:

(1)The inception date was November 1, 2007, with all Subaccounts starting with a $10.00 unit price.

(4)The inception date was May 1, 2009, with all Subaccounts starting with a $10.00 unit price.

(5)Effective as of the close of business on April 30, 2010, the Ultra Series Mid Cap Growth Class I, Ultra Series Mid Cap Growth Class II, Ultra Series Small Cap Growth Class I, Ultra Series Small Cap Growth Class II, Ultra Series Global Securities Class I and Ultra Series Global Securities Class II Subaccounts reorganized into the Ultra Series Mid Cap Value Class I, Ultra Series Mid Cap Value Class II, Ultra Series Small Cap Value Class I, Ultra Series Small Cap Value Class II, Ultra Series International Stock Class I and Ultra Series International Stock Class II Subaccounts, respectively. Subsequently, the Ultra Series Mid Cap Value and Ultra Series Small Cap Value Subaccounts changed their names to the Ultra Series Mid Cap and Ultra Series Small Cap Subaccounts, respectively. The Ultra Series Mid Cap Subaccounts' performance prior to May 1, 2010 is based on their accounting predecessor, the Ultra Series Mid Cap Growth Subaccounts. The unit value information has been restated to reflect the conversion ration of 0.98231594 and 1.01382423, respectively.

The following rows in Appendix A on Pages A6 through A-7 are deleted and replaced with the following:

-----------------------------------------------------------------------------------------------
Ultra Series Conservative Allocation Class II
  2009                                              $10.00(4)    $10.95     9.50%(1)     15,543
Ultra Series Moderate Allocation Class II
  2009                                              $10.00(4)    $11.45    14.50%(1)     16,798
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
Ultra Series Aggressive Allocation Class II
  2009                                              $10.00(4)    $10.00      0.00%(1)         -
Ultra Series Money Market Class II
  2009                                              $10.00(4)    $10.00      0.00%(1)         -
Ultra Series Bond Class II
  2009                                              $10.00(4)    $10.35      3.50%(1)    13,165
Ultra Series High Income Class II
  2009                                              $10.00(4)    $11.29     12.90%(1)     1,083
Ultra Series Diversified Income Class II
  2009                                              $10.00(4)    $11.22     12.20%(1)    45,986
Ultra Series Large Cap Value Class II
  2009                                              $10.00(4)    $11.99     19.90%(1)     3,171
Ultra Series Large Cap Growth Class II
  2009                                              $10.00(4)    $11.98     19.80%(1)    10,842
Ultra Series Mid Cap Class I(5)
  2007                                              $10.15(1)    $ 9.77     (3.70)%          91
  2008                                                9.77         5.09    (47.87)%       8,502
  2009                                                5.09         7.37     44.62%        9,219
Ultra Series Mid Cap Class II(5)
  2009                                              $10.10(4)    $12.08     19.60%(1)     2,642
Ultra Series Small Cap Class I(5)
  2007                                              $10.00(1)    $ 9.61     (3.90)%2         91
  2008                                                9.61         7.03    (26.85)%       5,994
  2009                                                5.02         9.09     29.30%        4,840
Ultra Series Small Cap Class II(5)
  2009                                              $10.00(4)    $12.93     29.30%(1)       475
Ultra Series International Stock Class I(5)
  2007                                              $10.001      $ 9.69     (3.10)%         182
  2008                                                9.69         5.85    (39.63)%      17,806
  2009                                                5.85         7.35     25.64%       20,118
Ultra Series International Stock Class II(5)
  2009                                              $10.00(4)    $11.99     19.90%(1)     5,732
-----------------------------------------------------------------------------------------------

Footnotes 1 and 4 on Page A-8 are deleted and replaced with and a Footnote 5 is added with the following:

(1)The inception date was November 1, 2007, with all Subaccounts starting with a $10.00 unit price.

(4)The inception date was May 1, 2009, with all Subaccounts starting with a $10.00 unit price.

(5)Effective as of the close of business on April 30, 2010, the Ultra Series Mid Cap Growth Class I, Ultra Series Small Cap Growth Class I and Ultra Series Global Securities Class I Subaccounts reorganized into the Ultra Series Mid Cap Value Class I, Ultra Series Small Cap Value Class I and Ultra Series International Stock Class I Subaccounts, respectively. Subsequently, the Ultra Series Mid Cap Value and Ultra Series Small Cap Value Subaccounts changed their names to the Ultra Series Mid Cap and Ultra Series Small Cap Subaccounts, respectively. The Ultra Series Mid Cap Subaccounts' performance prior to May 1, 2010 is based on its accounting predecessor, the Ultra Series Mid Cap Growth Subaccounts. The unit value information has been restated to reflect the conversion ration of 0.98558331 and 0.98985157, respectively.

                                *       *       *

If you have any questions, please call us at 1-800-798-5500 or write us at 2000 Heritage Way, Waverly, Iowa 50677.

10001807-0810